NOTE PAYABLE	12 Months Ended
Jul. 31, 2017
Debt Disclosure [Abstract]
NOTE PAYABLE

13. NOTE PAYABLE:

On December 15, 2004, the Company borrowed $1,000,000 on an unsecured basis from a former director of the Company, who at the time was also a greater than 10% beneficial owner of the outstanding common stock of the Company. The former director passed away in November 2012 and the interest payments pursuant to the note were assigned to a trust provided for by the will of the deceased director. The constant quarterly payment of interest was $12,500 at an interest rate of 5% per annum. The Company paid this loan in full upon its maturity date of December 15, 2016. The interest paid for the year ended July 31, 2017 was $18,750 and for the years ended July 31, 2016 and 2015 it was $50,000 each year.